As filed with the Securities and Exchange Commission on August 26, 2015

File Nos. 333-193955

811-22938

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 7	☒
and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 10	☒

COHEN & STEERS ACTIVE COMMODITIES

STRATEGY FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of August, 2015.

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

By: /s/ ADAM M. DERECHIN
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM M. DERECHIN	President and Chief Executive Officer	August 26, 2015
	(ADAM M. DERECHIN)	(Principal Executive Officer)

By:	/s/ JAMES GIALLANZA	Treasurer (Principal Financial and Accounting Officer)	August 26, 2015
(JAMES GIALLANZA)

	*	Chairman and Director	August 26, 2015
(ROBERT H. STEERS)
	*	Director	August 26, 2015
(JOSEPH M. HARVEY)
	*	Director	August 26, 2015
(MICHAEL G. CLARK)
	*	Director	August 26, 2015
(BONNIE COHEN)
	*	Director	August 26, 2015
(GEORGE GROSSMAN)
	*	Director	August 26, 2015
(DEAN JUNKANS)
	*	Director	August 26, 2015
(RICHARD E. KROON)
	*	Director	August 26, 2015
(RICHARD J. NORMAN)
	*	Director	August 26, 2015
(FRANK K. ROSS)
	*	Director	August 26, 2015
(C. EDWARD WARD, JR.)

*By: /s/ TINA M. PAYNE			August 26, 2015
Tina M. Payne
ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase